23. LEASES	12 Months Ended
Dec. 31, 2018
Leases
LEASES

The Company is lessee in several contracts, which for the year ended in December 31, 2018 were classified as operating or finance lease. From January 01, 2019 onwards, the accounting policy changed according to the details provided in Note 37.

23.1.	Operating lease

The minimum future payments of non-cancellable operating lease are set forth below:

12.31.18
2019	421.7
2020	103.7
2021	108.4
2022	49.4
2023	157.3
2024 onwards	1,285.8
2,126.4

The payments of operating lease agreements recognized in the statement of income in the year ended December 31, 2018 amounted to R$480.2 (R$289.7 in the same period of the previous year). The amount related to discontinued operations is R$13.7 in the year ended December 31, 2018 (R$17.0 at December 31, 2007).

In 2018, Sale-leaseback transaction in the amount of R$175.0, of which R$140.0 refers to the Distribution Center of Vitória de Santo Antão (PE) and R$35.0 related to the Property in Duque de Caxias (RJ). Sales with subsequent rental of the same property, guaranteeing the Purchasers the receipt of the rents for the determined term of 20 years and 10 years respectively, both were classified as operating leases with immediate gain for the Company of R$62.0, recorded in other operating results.

23.2.	Finance lease

The Company enters into finance leases mainly for the acquisitions of machinery, equipment, vehicles, software and buildings, set forth below:

	Weighted average depreciation rate (p.a.) (1)	12.31.18	Restated 12.31.17
Cost
Machinery and equipment		129.6	97.6
Software		68.4	97.1
Buildings		214.2	216.6
Facilities		14.5	14.7
		426.7	426.0

Accumulated depreciation
Machinery and equipment	35.15%	(75.4)	(45.1)
Software	39.85%	(57.5)	(84.6)
Buildings	6.75%	(74.5)	(58.8)
Facilities	6.67%	(1.7)	(0.7)
		(209.1)	(189.2)
		217.6	236.8

(1)	The period of depreciation of leased assets corresponds to the lowest of term of the contract and the useful life of the asset.

The minimum future payments required for these finance leases are segregated as follows, and were recorded in current and non-current liabilities:

	12.31.18
	Present value of minimum payments	Interest	Minimum future payments
2019	64.8	17.7	82.5
2020	42.1	14.0	56.1
2021	21.0	8.6	29.6
2022	16.4	7.3	23.7
2023	12.8	6.8	19.6
2024 onwards	58.3	35.8	94.1
	215.4	90.2	305.6

The contract terms for both modalities, with respect to renewal, adjustment and purchase option, are according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

In addition, the Company also has commitments regarding financial leases, related to a built to suit agreement for the construction of facilities which will be built by third parties. The agreements term will be 13 years from the signing date as well as the charge of rent expenses. If the Company defaults on its obligations, it will be subject to fines and/or acceleration of outstanding rent installments falling due, according to the terms of the contract. The contract was classified as a finance lease.

The estimated schedule of future payments related to this agreement is set forth below:

12.31.18
2019	9.4
2020	9.4
2021	9.4
2022	9.4
2023 onwards	84.8
122.4